13F-HR
12/31/2005
0001353316
z$ykdx6m
NONE
1
Catherine Green
212-984-2497
catherine_green@tigerfund.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Hound Partners, LLC
Address:  101 Park Avenue, 48th Floor
          New York, NY 10178

13 File Number: 00-00000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jonathan Auerbach
Title:     Managing Member
Phone:     212-984-2500
Signature, Place and Date of Signing:

    Jonathan Auerbach  February 14,2006

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    121,468

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ADOLOR CORP			 Common Stock	  00724X102   7,006   479,849 SH	SOLE	01	  479,849	0	0
D AFC ENTERPRISES INC		 Common Stock	  00104Q107   7,432   491,534 SH	SOLE	01	  491,534	0	0
D AMERICAN TOWER CORP		 Common Stock	  029912201   7,991   294,876 SH	SOLE	01	  294,876	0	0
D Argonaut Technologies		 Common Stock	  040157109      64   231,852 SH	SOLE	01	  231,852	0	0
D Audible Inc			 Common Stock     05069A302     257    20,000 SH	SOLE	01	   20,000	0	0
D CHARLES AND COLVARD LTD	 Common Stock	  159765106   2,222   110,000 SH	SOLE	01	  110,000	0	0
D Desarrolladora Homex SA de 	 Sponsored ADR	  25030W100  10,186   332,020 SH	SOLE	01        332,020 	0	0
D DEX MEDIA			 Common Stock	  25212E100   1,758    64,910 SH 	SOLE	01	   64,910 	0	0
D DOLLAR THRIFTY AUTOMOTIVE GP	 Common Stock	  256743105  14,864   412,100 SH	SOLE	01	  412,100 	0	0
D HARRIS INTERACTIVE INC	 Common Stock 	  414549105   3,717   862,464 SH	SOLE	01        862,464 	0	0
D INPHONIC INC			 Common Stock	  45772G105     712    81,932 SH	SOLE	01	   81,932 	0	0
D INTERNATIONAL GAME TECHNOLOG	 Common Stock	  459902102   2,172    70,550 SH 	SOLE	01	   70,550 	0	0
D IROBOT CORP    		 Common Stock	  462726100   2,166    65,000 SH	SOLE	01	   65,000 	0	0
D JAMDAT MOBILE	INC		 Common Stock	  47023T100   2,924   110,000 SH 	SOLE	01	  110,000 	0	0
D KFX INI			 Common Stock	  48245L107   2,988   174,300 SH	SOLE	01	  174,300 	0	0
D Kinder Morgan INC		 Common Stock	  49455P101   3,283    35,700 SH	SOLE	01	   35,700 	0	0
D KRISPY KREME DOUGHNUTS	 Common Stock	  501014104   1,119   195,000 SH	SOLE	01	  195,000 	0	0
D LEVEL 3 COMMUNICATIONS INC	 Common Stock	  52729N100   3,214 1,120,000 SH	SOLE	01	1,120,000 	0	0
D Maui Ld & Pineapple Inc.       Common Stock	  577345101     682    20,113 SH	SOLE	01	   20,113 	0	0
D Mercer Intl Inc-Sbi	         SH BEN INT	  588056101  12,507 1,591,237 SH	SOLE	01	1,591,237 	0	0
D NETFLIX COM INC		 Common Stock	  64110L106     677    25,000 SH  	SOLE	01	   25,000 	0	0
D OYO GEOSPACE Corp		 Common Stock	  671074102   4,082   143,420 SH	SOLE	01	  143,420 	0	0
D PARLUX FRAGRANCES INC		 Common Stock	  701645103   2,357    77,200 SH	SOLE	01	   77,200 	0	0
D Petroleum GEO SVCS ASA(NEW)    Sponsored ADR	  716599105   2,353    75,930 SH 	SOLE	01	   75,930 	0	0
D STREETTRACKS GLOD TR		 GLD SHS	  863307104   6,712   130,130 SH	SOLE	01	  130,130 	0	0
D TIVO INC			 Common Stock	  888706108     256    50,000 SH 	SOLE	01	   50,000 	0	0
D Trailer Bridge 		 Common Stock	  892782103   3,063   331,166 SH	SOLE	01	  331,166 	0	0
D True Religion Apparel Inc	 Common Stock	  89784N104   2,555   165,880 SH	SOLE	01	  165,880 	0	0
D TWEETER HOME ENTMT GROUP INC	 Common Stock	  901167106   1,144   200,000 SH 	SOLE	01	  200,000 	0	0
D Unisource Energy Corp		 Common Stock	  909205106   1,447    46,370 SH	SOLE	01         46,370 	0	0
D VIAD CORP			 Common Stock	  92552R406   9,558   325,870 SH	SOLE	01	  325,870 	0	0


S REPORT SUMMARY                 31 DATA RECORDS               121,468        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



13F: Report Creation

NOTE: The 13F-HR File ends on the line labled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       12/31/2005
Client                       Hound Partners, LLC
Use Adjustments              No
Combine Funds                No
Report Data Records                            35
               Total Records                   31
               Total Omitted                    4
Report Market Value x($1000)                121,468
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
#   Cusip          Desciption        			Quantity  Market Value
084670207	   BERKSHIRE CL B			     2	   5,871
45678T201	   INFOSPACE INC		 	     1 	      26
736187204	   PORTALPLAYER	INC	 		     5	     142
900006206	   TurboChef Technologies		 2,000 	  28,720

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